Cash equivalents and marketable securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Schedule of Marketable Securities

Marketable securities at December 31, 2017 and December 31, 2016 consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
As of December 31, 2017
Current (due within 1 year):
U.S. government agency securities	$8,987,254	$38	$(1,033)	$8,986,259
Commercial paper	4,440,689	—	—	4,440,689
Corporate debt securities	703,027	—	(252)	702,775

Total	$14,130,970	$38	$(1,285)	$14,129,723

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
As of December 31, 2016
Current (due within 1 year):
U.S. government agency securities	$31,060,710	$2,912	$(4,131)	$31,059,491
Commercial paper	6,081,202	—	—	6,081,202
Corporate debt securities	1,518,635	—	(395)	1,518,240

Total	$38,660,547	$2,912	$(4,526)	$38,658,933

Schedule Of Marketable Securities

The Company held no marketable securities at September 30, 2018. Marketable securities at December 31, 2017 consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
As of December 31, 2017
Current (due within 1 year):
U.S. government agency securities	$8,987,254	$38	$(1,033)	$8,986,259
Commercial paper	4,440,689	—	—	4,440,689
Corporate debt securities	703,027	—	(252)	702,775

Total	$14,130,970	$38	$(1,285)	$14,129,723